Consolidated Statements of Stockholders’ Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2021		38,991,000
Beginning balance at Dec. 31, 2021	$ 52,383	$ 4	$ 279,526	$ (227,147)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	20,450		20,450
Stock options exercised (in shares)		241,000
Issuance of shares upon exercise of stock options	2,757		2,757
Issuance of shares, net of issuance costs (in shares)		4,332,000
Issuance of shares, net of issuance costs	126,981		126,981
Issuance of warrants	712		712
Net loss	$ (145,226)			(145,226)
Ending balance (in shares) at Dec. 31, 2022	43,564,283	43,564,000
Ending balance at Dec. 31, 2022	$ 58,057	$ 4	430,426	(372,373)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	5,636		5,636
Stock options exercised (in shares)		31,000
Issuance of shares upon exercise of stock options	356		356
Net loss	(48,916)			(48,916)
Ending balance (in shares) at Mar. 31, 2023		43,595,000
Ending balance at Mar. 31, 2023	$ 15,133	$ 4	436,418	(421,289)
Beginning balance (in shares) at Dec. 31, 2022	43,564,283	43,564,000
Beginning balance at Dec. 31, 2022	$ 58,057	$ 4	430,426	(372,373)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	$ 24,846		24,846
Stock options exercised (in shares)	184,000	184,000
Issuance of shares upon exercise of stock options	$ 2,316		2,316
Issuance of common stock and pre-funded warrants in private placement, net of issuance costs (in shares)		3,621,000
Issuance of common stock and pre-funded warrants in private placement, net of issuance costs	199,645	$ 1	199,644
Net loss	$ (241,361)			(241,361)
Ending balance (in shares) at Dec. 31, 2023	47,369,511	47,369,000
Ending balance at Dec. 31, 2023	$ 43,503	$ 5	657,232	(613,734)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	$ 6,397		6,397
Stock options exercised (in shares)	1,865,000	1,865,000
Issuance of shares upon exercise of stock options	$ 40,378		40,378
Net loss	$ (78,710)			(78,710)
Ending balance (in shares) at Mar. 31, 2024	49,234,225	49,234,000
Ending balance at Mar. 31, 2024	$ 11,568	$ 5	$ 704,007	$ (692,444)